Notes Receivable, net and Other (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Discount amortization	$ 135	$ 119
Future ownership rights of parking parcel
Accounts, Notes, Loans and Financing Receivable [Line Items]
Imputed interest	73	72
Free use of parking easement prior to development commencement
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accumulated amortization	$ 117	$ 118